Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income	$ 16,113,755	$ 14,567,034
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	115,674	211,435
Amortization of operating lease right-of-use asset	89,445	53,754
Allowance for doubtful accounts	(21,946,806)
Other income	(20,594)	(22,009)
Changes in operating assets and liabilities:
Accounts receivable	50,386,796	(52,380,336)
Advances to suppliers	(42,426,467)	(22,776,614)
Prepayment and other current assets	(5,817)	(191,255)
Loan receivable from third parties		(1,180,000)
Inventories	(6,904,508)	18,867,723
Deferred tax assets	5,305,969	(92,161)
Accounts payable	(16,217,544)	28,053,220
Accrued expenses and other payables	(853,990)	8,465,054
Advances from customers	15,239,793	(3,663,591)
Deferred government grant		(4,941)
Operating lease liabilities	(63,741)	(26,584)
Income tax payable	94,561
Net cash used in operating activities	(1,093,474)	(10,119,271)
Cash flows from investing activities
Purchase of property and equipment	(18,167)	(85,575)
Purchase of construction in progress		(394,805)
Net cash used in investing activities	(18,167)	(480,380)
Cash flows from financing activities
Proceeds from related parties	1,620,000	8,000,000
Repayment of short-term borrowings		(1,568,455)
Repayments to related parties	(220,000)	(2,086)
Net cash (used in)/provided by financing activities	1,400,000	6,429,459
Effect of exchange rate changes on cash and cash equivalents	(618,528)	(4,604,284)
Net change in cash and cash equivalents	(330,169)	(8,774,476)
Cash and cash equivalents, beginning of the year	4,073,440	18,426,622
Cash and cash equivalents, end of the year	3,743,271	9,652,146
Supplemental cash flow information
Interest paid		7,198
Income taxes paid	159,504	29,900
Non-cash investing and financing activities
Disposals of ROU Assets	$ 108,830